Expense Example - U.S. GOVERNMENT SECURITIES FUND	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 439
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	737
Expense Example, with Redemption, 10 Years	1,187
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	414
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,164
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	768
Expense Example, with Redemption, 10 Years	1,489
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	795
Expense Example, with Redemption, 10 Years	1,245
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,105
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	1,108
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,049
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	880
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	951
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	216
Expense Example, with Redemption, 10 Years	490
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	154
Expense Example, with Redemption, 10 Years	353
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	221
Expense Example, with Redemption, 10 Years	502
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	182
Expense Example, with Redemption, 10 Years	415
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	1,632
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	736
Expense Example, with Redemption, 10 Years	1,621
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,129
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	348
Expense Example, with Redemption, 10 Years	783
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	182
Expense Example, with Redemption, 10 Years	415
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	154
Expense Example, with Redemption, 10 Years	353
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,314
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	238
Expense Example, with Redemption, 10 Years	$ 539